Virtus Multi-Sector Intermediate Bond Fund and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated December 30, 2016 to the Summary Prospectuses dated January 28, 2016,

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2016, each as supplemented

Important Notice to Investors

Virtus Multi-Sector Intermediate Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I	Class R6
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None	None
Other Expenses	0.30%	0.30%	0.30%	0.30%	0.23%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	1.11%	1.86%	1.86%	0.86%	0.79%
Less: Expense Reimbursement(c)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.00%	1.75%	1.75%	0.75%	0.68%
(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.99% for Class A Shares, 1.74% for Class B Shares, 1.74% for Class C Shares, 0.74% for Class I Shares and 0.67% for Class R6 Shares through January 31, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$473	$704	$953	$1667
Class B	Sold	$578	$774	$996	$1975
	Held	$178	$574	$996	$1975
Class C	Sold	$278	$574	$996	$2171
	Held	$178	$574	$996	$2171
Class I	Sold or Held	$77	$263	$466	$1051
Class R6	Sold or Held	$69	$241	$428	$968

Virtus Senior Floating Rate Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Interest Expense on Borrowings	0.06%	0.06%	0.06%	0.06%
Other Expenses	0.29%	0.29%	0.29%	0.23%
Total Annual Fund Operating Expenses(b)	1.20%	1.95%	0.95%	0.89%
Less: Expense Reimbursement(c)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.00%	1.75%	0.75%	0.69%
(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, leverage expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.94% for Class A Shares, 1.69% for Class C Shares, 0.69% for Class I Shares and 0.63% for Class R6 Shares through January 31, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$374	$626	$898	$1672
Class C	Sold	$278	$593	$1034	$2259
	Held	$178	$593	$1034	$2259
Class I	Sold or Held	$77	$283	$506	$1148
Class R6	Sold or Held	$70	$264	$473	$1078

Both Funds

In the first table in the section “More Information About Fund Expenses” on page 128 of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Multi-Sector Intermediate Bond Fund	0.99%	1.74%	1.74%	0.74%	0.67%	N/A	January 31, 2018
Virtus Senior Floating Rate Fund	0.94%	N/A	1.69%	0.69%	0.63%	N/A	January 31, 2018

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/MSIB&SFR NewExpCaps (12/16)

Virtus Multi-Sector Intermediate Bond Fund and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated December 30, 2016 to the Statement of

Additional Information (“SAI”) dated September 23, 2016, as supplemented

Important Notice to Investors

Under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 86-88 of the fund’s SAI, the rows in the second table corresponding to the funds are hereby replaced with the following:

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Multi-Sector Intermediate Bond Fund	0.99%	1.74%	1.74%	0.74%	0.67%	N/A	January 31, 2018
Virtus Senior Floating Rate Fund	0.94%	N/A	1.69%	0.69%	0.63%	N/A	January 31, 2018

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI/MSIB&SFR NewExpCaps (12/16)